Changes in organization and disposals (Detail 2) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Restructuring Expenses By General And Administrative Expense [Line Items]
Occupancy		SFr 75	SFr 123	SFr 109
Rent and maintenance of IT and other equipment		93	94	31
Communication and market data services		1	1	0
Administration		25	16	6
Marketing and public relations		1	0	0
Travel and entertainment		14	16	17
Professional fees		186	162	187
Outsourcing of IT and other services		240	289	316
Other	[1]	(8)	(5)	95
Total net restructuring expenses: general and administrative expenses		627	695	761
UBS AG
Net Restructuring Expenses By General And Administrative Expense [Line Items]
Occupancy		75	123	109
Rent and maintenance of IT and other equipment		36	93	31
Communication and market data services		1	1	0
Administration		397	28	7
Marketing and public relations		1	0	0
Travel and entertainment		8	12	16
Professional fees		143	162	187
Outsourcing of IT and other services		166	287	316
Other	[1]	(8)	(5)	95
Total net restructuring expenses: general and administrative expenses		SFr 818	SFr 700	SFr 760

[1]	Mainly comprised of onerous real estate lease contracts.